Income taxes (Tables)	12 Months Ended
Jun. 30, 2023
Income Taxes [Abstract]
Reconciliation of income taxes expense	Reconciliation of income taxes expense

	2023	2022	2021
Profit (loss) before income taxes	(390,937)	140,424	46,207
Statutory rate (i)	34%	34%	34%
Income taxes at statutory rate	132,919	(47,744)	(15,710)
Unrecognized deferred tax asset (ii)	(193,898)	(7,055)	(11,755)
Difference from income taxes calculation based on taxable profit computed as a percentage of gross revenue	10,822	7,080	5,375
Deferred income taxes over goodwill tax recoverable	(3,897)	—	—
Tax benefit (iii)	244,718	15,066	—
Other	(18,407)	(9)	(2,586)
Income tax expense	172,256	(32,662)	(24,676)
Income tax and social contribution effective rate	(44%)	23%	52%
Current income taxes	37,499	(111,409)	(61,676)
Deferred income taxes	134,757	78,747	37,000
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(i)The effective tax rate reconciliation considers the statutory income taxes rates in Brazil, due to the significance of the Brazilian operation when compared to Colombia. The difference to reconcile the effective rate to the Colombian statutory rate (32%) is included in others.
(ii)The Group did not recognize deferred tax assets on accumulated tax losses from certain subsidiaries in a total amount of unrecognized credits on tax losses of $187,310 ($7,055 for June 30, 2022 and $11,755 for June 30, 2021). The Group assessed that is unlikely that these subsidiaries will generate future taxable income in the foreseeable future.
(iii)This amount reflects the tax benefit from the deduction of the ICMS tax benefits in the calculation of the income tax (see note 10).

Deferred income taxes balances	Deferred income taxes balances

	2023	2022
Deferred assets and liabilities:
Amortization of fair value adjustment	66,065	32,787
Tax losses	123,072	49,332
Allowance for expected credit losses	49,026	51,379
Adjustment to present value	14,222	40,639
Provision for management bonuses	22,182	26,738
Allowance for inventory losses	3,841	3,463
Financial effect on derivatives	(1,468)	2,001
Fair value of commodity forward contracts	31,343	(1,959)
Unrealized exchange gains or losses	(7,618)	(1,803)
Unrealized profit in Inventories	(11,121)	—
Gain on bargain purchase	—	(6,221)
Amortized right-of-use assets	6,273	2,617
Deferred tax on goodwill	(2,067)	—
Other provisions	22,981	(5,478)
Deferred income tax assets, net	329,082	200,986
Deferred income tax liabilities, net	(12,351)	(7,491)
Deferred income tax assets, net	316,731	193,495

Deferred income tax and social contribution
At June 30, 2021	114,748
Recognized in the statement of profit or loss	78,747
At June 30, 2022	193,495
Recognized in the statement of profit or loss	128,362
Deferred tax from acquired companies	(5,126)
At June 30, 2023	316,731

Aging analysis of net deferred income tax	The aging analysis of net deferred income tax is as follow:

2023
Up to 1 year	185,123
Over 1 year	131,608
Total	316,731